Annual Total Returns[BarChart] - ProShares UltraShort Technology - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.77%)	(27.68%)	(41.74%)	(35.37%)	(17.46%)	(29.77%)	(48.51%)	(11.31%)	(56.59%)	(71.31%)